Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Schedule of Deferred Revenues from Contracts with Customers

The following table provides information about trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2023	2024
Trade receivables (net of allowance for credit losses of $7,066 and $7,906 at December 31, 2023 and 2024, respectively)	$108,385	$123,133
Unbilled receivables	15,953	11,583
Contract assets	6,760	5,100
Long-term unbilled receivables *)	2,240	1,783
Long-term trade receivables *)	1,029	901
Deferred revenues (short-term contract liabilities)	$13,537	$21,031

*)	Included in Other long-term receivables in the consolidated statements of financial position.

Schedule of Past due but not Impaired Trade Receivables

An analysis of past due but not impaired trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 days	31-60 days	61-90 days	91-120 days	Over 121 days	Total	Unpaid deferred revenues	Allowance for credit losses	Total trade receivables, net
December 31, 2023	$71,545	$30,191	$7,065	$3,407	$1,801	$15,818	$129,826	$(14,375)	$(7,066)	$108,385
December 31, 2024	$83,529	$28,295	$9,258	$4,519	$2,371	$14,502	$142,474	$(11,435)	$(7,906)	$123,133

Schedule of Revenue by timing of Revenue Recognition

Revenue by timing of revenue recognition was as follows:

	Year ended December 31,
	2022	2023	2024

Products and services transferred over time	$533,862	$502,358	$514,354
Products transferred at a point in time	32,930	32,694	38,166
	566,792	535,052	552,520